MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST           Two World Trade Center,
LETTER TO THE SHAREHOLDERS August 31, 1998              New York, New York 10048


DEAR SHAREHOLDER:

Volatile stock prices -- dependent largely on the ebb and flow of concern over the fragile situation in Asia -- had a sharply negative effect on the Fund's net asset value during the fiscal year ended August 31, 1998. In the final analysis, after getting off to a good start that saw the Fund's Class B shares up nearly 15 percent for the six months ended June 30, 1998, the fiscal year under review was quite challenging.

PERFORMANCE

For the fiscal year ended August 31, 1998, the Fund's Class B shares posted a total return of -9.65 percent versus 8.10 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500) and 2.15 percent for the Lipper Analytical Services Inc. Growth Funds Index. For the same period, the Fund's Class A, C and D shares posted total returns of -8.98 percent, -9.63 percent and -8.81 percent, respectively. PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES.

The bulk of the Fund's difficulty -- like much of the overall stock market -- was experienced during the month of August, when the Fund's Class B shares registered a total return of -19.00 percent. At that time the focus of the Fund's portfolio was shifted toward mid-sized market leaders, which appeared to offer the greatest value. Unfortunately, the mid-cap sector of the market has been particularly hard hit, with the Lipper Mid-Cap Funds average posting a total return of -19.28 percent for August, versus -16.71 percent for the Lipper General Equity Funds average. Virtually no industry sector went unscathed; average declines ranged from 17 to 30 percent.

The accompanying chart illustrates the growth of a hypothetical $10,000 investment in the Fund's Class B shares from inception (April 28, 1997), through the fiscal year ended August 31, 1998, versus similar investments in the issues that comprise the S&P 500 and the Lipper Growth Funds Index.

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
LETTER TO THE SHAREHOLDERS August 31, 1998, continued

THE PORTFOLIO

While the largest market leaders held up until late August, even the most historically solid names were affected. American International Group (AIG) declined 24 percent between July 17 and August 31. Fannie Mae, one of the portfolio's most stable and consistently priced companies, fell 16 percent. To illustrate the scope of this downturn, consider these figures: Merck & Co., Inc. (Major Pharmaceuticals) declined 16 percent; Cisco Systems, Inc. (Computer Communications) was down 18 percent; McDonald's Corp. (Restaurants) lost 23 percent; and Phelps Dodge Corp. (Specialty Steel) saw a decrease of 26 percent.


For long-term growth, the Fund continues to emphasize technology, healthcare, financial services and energy. Some of the portfolio's smaller technology stocks, such as Computer Sciences Corp., Gateway 2000, Inc. and DII Group, Inc., were sold during the fiscal year. Vitesse Semiconductors, which was not sold, declined despite the fact that the company's earnings growth has been strong and is expected to remain so. Its production of chips for the worldwide cellular industry is largely sold out for the year.

Financial services stocks have been among the hardest hit during the market's recent volatility. Stalwart bank issues, such as Chase Manhattan Corp and Citicorp, are down more than 30 percent. Brokerage stocks have been even worse as a group, with names like Paine Webber Group, Inc., Merrill Lynch & Co., Inc. and Hambrecht & Quist Group down 38 percent, on average. Not surprisingly, this sector has been particularly affected by worries about a global financial liquidity crisis, as well as the highly publicized problems of a prominent hedge fund. We view the depressed levels of these market leading companies as a buying opportunity given the overall positive outlook for this sector.

Energy and basic materials stocks have declined all year and fundamentals remain weak. However, we believe that given current depressed levels, a long-term investment focus on the positive expectations for this sector, particularly for the oil drilling/services and non-ferrous metals groups, is justified.

The Fund has concentrated on accumulating positions in companies regarded as leaders in their respective industries with both good growth prospects in revenues and net income. These companies are expected to expand their businesses both domestically and abroad during difficult times.


OUTLOOK

We believe that the companies held in the Fund's portfolio will continue to increase both revenues and earnings, as well as market share under either favorable or difficult conditions. Accordingly, the Fund's investment strategy going forward is to continue to purchase -- at the best possible price -- stocks issued by leading U.S. and global companies, which we believe are poised to grow faster than the S&P 500.

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
LETTER TO THE SHAREHOLDERS August 31, 1998, continued

We appreciate your support of Morgan Stanley Dean Witter Market Leader Trust and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ CHARLES A. FIUMEFREDDO
--------------------------
CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FUND PERFORMANCE August 31, 1998


                           GROWTH OF $10,000 CLASS B

     Date               TOTAL              S&P 500             LIPPER
     ----               -----              -------             ------
April 28, 1997         10,000              10,000              10,000
August 31, 1997        10,810              11,723              11,344
August 31, 1998         9,380(3)           12,673              11,252

               ----Fund       ----S&P 500 (4)     ----Lipper (5)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


                         AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------


                       CLASS B SHARES**
--------------------------------------------------------------
PERIOD ENDED 8/31/98
---------------------------
1 Year                            -9.65%(1)        -14.12%(2)
Since Inception (4/28/97)         -1.74%(1)         -4.66%(2)


                       CLASS C SHARES++
--------------------------------------------------------------
PERIOD ENDED 8/31/98
---------------------------
1 Year                            -9.63%(1)        -10.52%(2)
Since Inception (7/28/97)         -9.54%(1)         -9.54%(2)



              CLASS A SHARES+
---------------------------------------------
PERIOD ENDED 8/31/98
---------------------------
1 Year                            -8.98%(1)        -13.76%(2)
Since Inception (7/28/97)         -8.87%(1)        -13.26%(2)


              CLASS D SHARES #
---------------------------------------------
PERIOD ENDED 8/31/98
---------------------------
1 Year                            -8.81%(1)
Since Inception (7/28/97)         -8.72%(1)

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value after the deduction of a 4% contingent deferred sales charge (CDSC), assuming a complete redemption on August 31, 1998.

(4) The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper Growth and Income Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Growth and Income Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

* For periods of less than one year, the fund quotes its total return on a non-annualized basis.

** The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.


+      The maximum front-end sales charge for Class A shares is 5.25%.

++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.

#      Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
PORTFOLIO OF INVESTMENTS August 31, 1998




      NUMBER OF
       SHARES                                                                 VALUE
------------------                                                     ------------------
                     COMMON STOCKS (87.5%)
                     Aerospace (1.7%)
  28,000             United Technologies Corp. .....................   $  2,031,750
                                                                       ------------
                     Biotechnology (3.2%)
  45,000             Amgen Inc.* ...................................      2,745,000
  35,000             Centocor, Inc.* ...............................      1,137,500
                                                                       ------------
                                                                          3,882,500
                                                                       ------------
                     Broadcasting (1.5%)
  30,000             Jacor Communications, Inc.* ...................      1,766,250
                                                                       ------------
                     Building Products (0.8%)
  40,000             Masco Corp. ...................................        920,000
                                                                       ------------
                     Capital Goods (1.6%)
  65,000             JLG Industries, Inc. ..........................        954,687
  60,000             Roper Industries, Inc. ........................      1,020,000
                                                                       ------------
                                                                          1,974,687
                                                                       ------------
                     Computer Software (0.8%)
  10,000             Microsoft Corp.* ..............................        959,375
                                                                       ------------
                     Computer Communications (5.7%)
  30,000             3Com Corp.* ...................................        710,625
  60,000             Cisco Systems, Inc.* ..........................      4,912,500
  30,000             FORE Systems, Inc.* ...........................        517,500
  80,000             Pairgain Technologies, Inc.* ..................        707,500
                                                                       ------------
                                                                          6,848,125
                                                                       ------------
                     Diversified Commercial Services (1.0%)
135,000              CheckFree Holdings Corp.* .....................      1,155,937
                                                                       ------------
                     Electronic Data Processing (6.8%)
 32,000              COMPAQ Computer Corp. .........................        894,000
 55,000              EMC Corp.* ....................................      2,485,312
 85,000              First Data Corp. ..............................      1,758,437
 45,000              Hewlett-Packard Co. ...........................      2,185,312
 40,000              Storage Technology Corp.* .....................        870,000
                                                                       ------------
                                                                          8,193,061
                                                                       ------------
                     Electronic Production Equipment (0.9%)
 95,000              Photronics, Inc.* .............................      1,140,000
                                                                       ------------
                     Finance Companies (3.4%)
 47,000              Fannie Mae ....................................      2,670,187
 45,000              Newcourt Credit Group, Inc.
                     (Canada) ......................................      1,479,375
                                                                       ------------
                                                                          4,149,562
                                                                       ------------
                     Integrated Oil Companies (2.0%)
 20,000              Chevron Corp. .................................      1,481,250
 30,000              Unocal Corp. ..................................        939,375
                                                                       ------------
                                                                          2,420,625
                                                                       ------------

      NUMBER OF
       SHARES                                                                 VALUE
------------------                                                     ------------------
                     Investment Bankers/Brokers/Services (3.9%)
 50,000              Hambrecht & Quist Group* ......................   $  1,012,500
 20,000              Lehman Brothers Holdings, Inc. ................        787,500
 20,000              Merrill Lynch & Co., Inc. .....................      1,320,000
 45,000              Paine Webber Group, Inc. ......................      1,563,750
                                                                       ------------
                                                                          4,683,750
                                                                       ------------
                     Major Banks (3.9%)
 50,000              Chase Manhattan Corp. .........................      2,650,000
 19,000              Citicorp ......................................      2,054,375
                                                                       ------------
                                                                          4,704,375
                                                                       ------------

                     Major Chemicals (1.2%)
 25,000              Du Pont (E.I.) de Nemours &
                     Co., Inc. .....................................      1,442,187
                                                                       ------------
                     Major Pharmaceuticals (9.6%)
 50,000              American Home Products Corp. ..................      2,506,250
 20,000              Bristol-Myers Squibb Co. ......................      1,957,500
 20,000              Johnson & Johnson .............................      1,380,000
 33,000              Merck & Co., Inc. .............................      3,825,938
 20,000              Pfizer, Inc. ..................................      1,860,000
                                                                       ------------
                                                                         11,529,688
                                                                       ------------
                     Major U.S. Telecommunications (2.1%)
 30,000              AT&T Corp. ....................................      1,503,750
 25,000              WorldCom, Inc.* ...............................      1,021,875
                                                                       ------------
                                                                          2,525,625
                                                                       ------------
                     Medical Specialties (2.1%)
 50,000              Becton, Dickinson & Co. .......................      1,665,625
 45,000              Intelligent Polymers Ltd. (Units)++* ..........        877,500
                                                                       ------------
                                                                          2,543,125
                                                                       ------------
                     Medical/Nursing Services (0.9%)
 55,000              HEALTHSOUTH Corp.* ............................      1,041,563
                                                                       ------------
                     Miscellaneous (1.4%)
120,000              USEC Inc.* ....................................      1,755,000
                                                                       ------------
                     Multi-Line Insurance (2.6%)
 40,500              American International Group, Inc. ............      3,131,156
                                                                       ------------
                     Oil & Gas Production (0.8%)
 65,000              Snyder Oil Corp. ..............................        966,875
                                                                       ------------
                     Oil Refining/Marketing (1.0%)
 35,000              Sun Co., Inc. .................................      1,157,188
                                                                       ------------
                     Oil/Gas Transmission (1.5%)
 80,000              Williams Companies, Inc. ......................      1,840,000
                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
PORTFOLIO OF INVESTMENTS August 31, 1998, continued


   NUMBER OF
    SHARES                                                     VALUE
------------                                              --------------
               Oilfield Services/Equipment (3.6%)
 40,000        BJ Services Co.* .......................   $   505,000
 56,000        Halliburton Co. ........................     1,487,500
 75,000        Noble Drilling Corp.* ..................       825,000
 35,000        Schlumberger, Ltd ......................     1,533,438
                                                          -----------
                                                            4,350,938
                                                          -----------
               Other Consumer Services (0.9%)
 90,000        Cendant Corp.* .........................     1,040,625
                                                          -----------
               Restaurants (2.1%)
 45,000        McDonald's Corp. .......................     2,522,813
                                                          -----------
               Retail (7.9%)
 33,000        Consolidated Stores Corp.* .............     1,039,500
 94,000        Proffitt's, Inc.* ......................     2,397,000
 70,000        Rite Aid Corp. .........................     2,533,125
160,000        TJX Companies, Inc. ....................     3,570,000
                                                          -----------
                                                            9,539,625
                                                          -----------
               Semiconductors (3.9%)
 47,000        Intel Corp. ............................     3,345,813
 50,000        Vitesse Semiconductor Corp.* ...........     1,346,875
                                                          -----------
                                                            4,692,688
                                                          -----------
               Specialty Steel (2.9%)
 65,000        Nucor Corp. ............................     2,335,938
 25,000        Phelps Dodge Corp. .....................     1,118,750
                                                          -----------
                                                            3,454,688
                                                          -----------
               Telecommunications (5.8%)
 30,000        CIENA Corp.* ...........................       840,000
 25,000        Cincinnati Bell, Inc. ..................       587,500
 30,000        ICG Communications, Inc.* ..............       536,250
 15,000        Motorola, Inc. .........................       645,938
 60,000        Nextel Communications, Inc.
               (Class A)* .............................     1,080,000
 50,000        Nokia Corp. (ADR) (Finland) ............     3,340,625
                                                          -----------
                                                            7,030,313
                                                          -----------
               TOTAL COMMON STOCKS
               (Identified Cost $114,106,467)..........   105,394,094
                                                          -----------


  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                                  VALUE
-------------                                           ---------------
                SHORT-TERM INVESTMENTS (8.4%)
                U.S. GOVERNMENT AGENCIES (a) (8.2%)
$  4,500        Federal Home Loan Mortgage
                Corp. 5.46% due 09/11/98 ............   $  4,493,175
   5,400        Federal Home Loan Mortgage
                Corp. 5.70% due 09/01/98 ............      5,400,000
                                                        ------------
                TOTAL U.S. GOVERNMENT AGENCIES
                (Amortized Cost $9,893,175)..........      9,893,175
                                                        ------------
                REPURCHASE AGREEMENT (0.2%)
     194        The Bank of New York 5.75%
                due 09/01/98 (dated 08/31/98;
                proceeds $193,922) (b)
                (Identified Cost $193,891) ..........        193,891
                                                        ------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $10,087,066)...................     10,087,066
                                                   ------------
TOTAL INVESTMENTS
(Identified Cost $124,193,533) (c).....     95.9%   115,481,160
OTHER ASSETS IN EXCESS
OF LIABILITIES ........................      4.1      4,926,286
                                           -----   ------------
NET ASSETS ............................    100.0%  $120,407,446
                                           =====   ============

--------------------------------
ADR       American Depository Receipt.
*         Non-income producing security.
++ Consists of more than one class of securities traded together as a unit; stocks with attached warrants.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $151,277 U.S. Treasury Bond 7.875% due 02/15/21 valued at $197,769.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $11,432,976 and the aggregate gross unrealized depreciation is $20,145,349, resulting in net unrealized depreciation of $8,712,373.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
August 31, 1998

ASSETS:
Investments in securities, at value
  (identified cost $124,193,533)...................................  $115,481,160
Receivable for:
   Investments sold ...............................................     7,697,478
   Shares of beneficial interest sold .............................       169,355
   Dividends ......................................................       117,649
Deferred organizational expenses ..................................        48,643
Prepaid expenses and other assets .................................        91,960
                                                                     ------------
   TOTAL ASSETS ...................................................   123,606,245
                                                                     ------------
LIABILITIES:
Payable for:
   Investments purchased ..........................................     2,607,638
   Shares of beneficial interest repurchased ......................       290,211
   Plan of distribution fee .......................................       118,647
   Investment management fee ......................................        91,013
Accrued expenses ..................................................        91,290
                                                                     ------------
   TOTAL LIABILITIES ..............................................     3,198,799
                                                                     ------------
   NET ASSETS .....................................................  $120,407,446
                                                                     ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................  $129,292,629
Net unrealized depreciation .......................................    (8,712,373)
Distributions in excess of net realized gain ......................      (172,810)
                                                                     ------------
   NET ASSETS .....................................................  $120,407,446
                                                                     ============
CLASS A SHARES:
Net Assets ........................................................  $    318,652
Shares Outstanding (unlimited authorized, $.01 par value) .........        32,761
   NET ASSET VALUE PER SHARE ......................................  $       9.73
                                                                     ============
   MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value) ..............  $      10.27
                                                                     ============
CLASS B SHARES:
Net Assets ........................................................  $116,692,554
Shares Outstanding (unlimited authorized, $.01 par value) .........    12,060,344
   NET ASSET VALUE PER SHARE ......................................  $       9.68
                                                                     ============
CLASS C SHARES:
Net Assets ........................................................  $    937,188
Shares Outstanding (unlimited authorized, $.01 par value) .........        96,953
   NET ASSET VALUE PER SHARE ......................................  $       9.67
                                                                     ============
CLASS D SHARES:
Net Assets ........................................................  $  2,459,052
Shares Outstanding (unlimited authorized, $.01 par value) .........       252,580
   NET ASSET VALUE PER SHARE ......................................  $       9.74
                                                                     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended August 31, 1998


NET INVESTMENT INCOME:
INCOME
Dividends (net of $5,071 foreign withholding tax) .........   $     978,103
Interest ..................................................         781,066
                                                              -------------
   TOTAL INCOME ...........................................       1,759,169
                                                              -------------
EXPENSES
Plan of distribution fee (Class A shares) .................           1,019
Plan of distribution fee (Class B shares) .................       1,378,923
Plan of distribution fee (Class C shares) .................           9,052
Investment management fee .................................       1,054,688
Transfer agent fees and expenses ..........................         214,409
Registration fees .........................................          80,063
Professional fees .........................................          38,688
Shareholder reports and notices ...........................          37,050
Trustees' fees and expenses ...............................          22,197
Custodian fees ............................................          17,898
Organizational expenses ...................................          16,414
Other .....................................................           3,205
                                                              -------------
   TOTAL EXPENSES .........................................       2,873,606
                                                              -------------
   NET INVESTMENT LOSS ....................................      (1,114,437)
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain .........................................         489,937
Net change in unrealized appreciation .....................     (12,924,249)
                                                              -------------
   NET LOSS ...............................................     (12,434,312)
                                                              -------------
NET DECREASE ..............................................   $ (13,548,749)
                                                              =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                                                  FOR THE PERIOD
                                                              FOR THE YEAR        APRIL 28, 1997*
                                                                 ENDED                THROUGH
                                                            AUGUST 31, 1998      AUGUST 31, 1997**
                                                       --------------------- ---------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss) .........................     $  (1,114,437)         $    322,836
Net realized gain ....................................           489,937               434,680
Net change in unrealized appreciation ................       (12,924,249)            4,211,876
                                                           -------------          ------------
   NET INCREASE (DECREASE) ...........................       (13,548,749)            4,969,392
                                                           -------------          ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A shares .....................................            (2,346)                   --
  Class B shares .....................................          (371,207)                   --
  Class C shares .....................................            (3,451)                   --
  Class D shares .....................................            (1,350)                   --
Net realized gain
  Class A shares .....................................            (2,408)                   --
  Class B shares .....................................          (791,200)                   --
  Class C shares .....................................            (5,177)                   --
  Class D shares .....................................            (1,210)                   --
                                                           -------------          ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................        (1,178,349)                   --
                                                           -------------          ------------
Net increase from transactions in shares of beneficial
  interest ...........................................        27,225,224           102,839,928
                                                           -------------          ------------
   NET INCREASE ......................................        12,498,126           107,809,320
NET ASSETS:
Beginning of period ..................................       107,909,320               100,000
                                                           -------------          ------------
   END OF PERIOD
  (Including a undistributed net investment income
  of $0 and $378,348, respectively) ..................     $ 120,407,446          $107,909,320
                                                           =============          ============

---------------------
 *  Commencement of operations.
**  Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS August 31, 1998



1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Market Leader Trust (the "Fund"), formerly Dean Witter Market Leader Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 65% of its assets in equity securities issued by companies that are established leaders in their respective fields in growing industries in domestic and foreign markets. The Fund was organized as a Massachusetts business trust on November 4, 1996 and had no other operations other than those relating to organizational matters and the issuance of 10,000 shares of beneficial interest for $100,000 to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., to effect the Fund's initial capitalization. The Fund commenced operations on April 28, 1997. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS August 31, 1998, continued

Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.


C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.


D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS August 31, 1998, continued

capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


F. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $71,000, of which approximately $70,000 have been reimbursed. The balance was absorbed by the Investment Manager. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter financial advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders and the

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS August 31, 1998, continued

preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR") and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B Shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $6,051,552 at August 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter financial advisors or other selected broker-dealer representative may be reimbursed in the subsequent calendar year. For the year ended August 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $347,509 and $1,156, respectively and received $6,308 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 1998 aggregated $130,572,627 and $84,185,077, respectively.

For the year ended August 31, 1998, the Fund incurred $41,162 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS August 31, 1998, continued

For the year ended August 31, 1998, the Fund incurred brokerage commissions of $10,725 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $17,900.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                                                                      FOR THE PERIOD
                                                                   FOR THE YEAR                      APRIL 28, 1997*
                                                                      ENDED                              THROUGH
                                                                 AUGUST 31, 1998                    AUGUST 31, 1997**
                                                        ----------------------------------   --------------------------------
                                                             SHARES            AMOUNT            SHARES           AMOUNT
                                                        ---------------   ----------------   -------------   ----------------
CLASS A SHARES
Sold ................................................          19,166      $     222,348          26,664      $     291,830
Reinvestment of dividends and distributions .........             356              3,757              --                 --
Redeemed ............................................         (13,425)          (161,666)             --                 --
                                                              -------      -------------          ------      -------------
Net increase - Class A ..............................           6,097             64,439          26,664            291,830
                                                              -------      -------------          ------      -------------
CLASS B SHARES
Sold ................................................       4,268,628         48,133,147      10,228,061        105,571,003
Reinvestment of dividends and distributions .........         103,104          1,088,780              --                 --
Redeemed ............................................      (2,239,034)       (25,726,473)       (310,415)        (3,349,122)
                                                           ----------      -------------      ----------      -------------
Net increase - Class B ..............................       2,132,698         23,495,454       9,917,646        102,221,881
                                                           ----------      -------------      ----------      -------------
CLASS C SHARES
Sold ................................................          85,684            979,787          30,204            330,257
Reinvestment of dividends and distributions .........             801              8,447              --                 --
Redeemed ............................................         (18,464)          (215,453)         (1,272)           (14,053)
                                                           ----------      -------------      ----------      -------------
Net increase - Class C ..............................          68,021            772,781          28,932            316,204
                                                           ----------      -------------      ----------      -------------
CLASS D SHARES
Sold ................................................         293,504          3,408,442             919             10,013
Reinvestment of dividends and distributions .........              36                384              --                 --
Redeemed ............................................         (41,879)          (516,276)             --                 --
                                                           ----------      -------------      ----------      -------------
Net increase - Class D ..............................         251,661          2,892,550             919             10,013
                                                           ----------      -------------      ----------      -------------
Net increase in Fund ................................       2,458,477      $  27,225,224       9,974,161      $ 102,839,928
                                                           ==========      =============      ==========      =============

---------------
*     Commencement of operations.
** For Class A, C and D shares, for the period July 28, 1997 (issue date) through August 31, 1997.

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS August 31, 1998, continued

6. FEDERAL INCOME TAX STATUS

At August 31, 1998, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $817,011, distributions in excess of net realized gain was charged $297,432 and undistributed net investment income was credited $1,114,443.

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                              FOR THE PERIOD
                                                        FOR THE YEAR          APRIL 28, 1997*
                                                           ENDED                  THROUGH
                                                     AUGUST 31, 1998++       AUGUST 31, 1997**
                                                    -------------------   ----------------------
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............           $    10.81        $    10.00
                                                            -----------       ---------------
Net investment income (loss) ....................                (0.09)             0.04
Net realized and unrealized gain (loss) .........                (0.95)             0.77
                                                            -----------       ---------------
Total from investment operations ................                (1.04)             0.81
                                                            -----------       ---------------
Less dividends and distributions from:
 Net investment income ..........................                (0.03)               --
 Net realized gain ..............................                (0.06)               --
                                                            -----------       ---------------
Total dividends and distributions ...............                (0.09)               --
                                                            -----------       ---------------
Net asset value, end of period ..................           $     9.68        $    10.81
                                                            ===========       ===============
TOTAL INVESTMENT RETURN+ ........................                (9.65)%            8.10%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................                 2.06 %(4)         2.34%(2)(3)
Net investment income (loss) ....................                (0.81)%(4)         1.21%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........             $116,693          $107,298
Portfolio turnover rate .........................                   68 %              22%(1)

-------------
*     Commencement of operations.

** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.

++    The per share amounts were computed using an average number of shares outstanding during the period.

+     Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)   Not annualized.

(2)   Annualized.

(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 2.47% and 1.08%, respectively.

(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                            FOR THE PERIOD
                                                        FOR THE YEAR        JULY 28, 1997*
                                                           ENDED                THROUGH
                                                     AUGUST 31, 1998++      AUGUST 31, 1997
                                                    -------------------   ------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .............          $10.82              $10.90
                                                           -------             -------
Net investment income (loss) .....................           (0.01)               0.01
Net realized and unrealized loss .................           (0.96)              (0.09)
                                                           -------             -------
Total from investment operations .................           (0.97)              (0.08)
                                                           -------             -------
Less dividends and distributions from:
 Net investment income ...........................           (0.06)                 --
 Net realized gain ...............................           (0.06)                 --
                                                           -------             -------
Total dividends and distributions ................           (0.12)                 --
                                                           -------             -------
Net asset value, end of period ...................          $ 9.73              $10.82
                                                           =======             =======
TOTAL INVESTMENT RETURN+ .........................           (8.98)%             (0.73)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .........................................            1.31 %(3)           1.89 %(2)
Net investment income (loss) .....................           (0.06)%(3)           1.30 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..........            $319                $288
Portfolio turnover rate ..........................              68 %                22 %(1)
CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .............          $10.81              $10.90
                                                           -------             -------
Net investment income (loss) .....................           (0.10)               0.01
Net realized and unrealized loss .................           (0.94)             (0.10)
                                                           -------            -------
Total from investment operations .................           (1.04)             (0.09)
                                                           -------            -------
Less dividends and distributions from:
 Net investment income ...........................           (0.04)                --
 Net realized gain ...............................           (0.06)                --
                                                           -------            -------
Total dividends and distributions ................           (0.10)                --
                                                           -------            -------
Net asset value, end of period ...................          $ 9.67             $10.81
                                                           =======            =======
TOTAL INVESTMENT RETURN+ .........................           (9.63)%            (0.83)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .........................................            2.06 %(3)          2.54 %(2)
Net investment income (loss) .....................           (0.81)%(3)          0.61 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..........            $937               $313
Portfolio turnover rate ..........................              68 %               22 %(1)

--------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                            FOR THE PERIOD
                                                        FOR THE YEAR        JULY 28, 1997*
                                                           ENDED                THROUGH
                                                     AUGUST 31, 1998++      AUGUST 31, 1997
                                                    -------------------   ------------------
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............    $ 10.82                   $ 10.90
                                                     -------                   -------
Net investment income ...........................        --                       0.02
Net realized and unrealized loss ................      (0.95)                    (0.10)
                                                     -------                   -------
Total from investment operations ................      (0.95)                    (0.08)
                                                     -------                   -------
Less dividends and distributions from:
 Net investment income ..........................      (0.07)                      --
 Net realized gain ..............................      (0.06)                      --
                                                     -------                   -------
Total dividends and distributions ...............      (0.13)                      --
                                                     -------                   -------
Net asset value, end of period ..................    $  9.74                   $ 10.82
                                                     =======                   =======
TOTAL INVESTMENT RETURN+ ........................      (8.81)%                   (0.73)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................       1.06 %(3)                 1.43 %(2)
Net investment income ...........................       0.19 %(3)                 1.81 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........     $2,459                    $   10
Portfolio turnover rate .........................         68 %                      22 %(1)

--------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+     Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Market Leader Trust (the "Fund"), formerly Dean Witter Market Leader Trust, at August 31, 1998, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
October 9, 1998

--------------------------------------------------------------------------------

                            1998 FEDERAL TAX NOTICE

      For the year ended August 31, 1998, the Fund paid to its shareholders $0.01 per share from long-term capital gains.

--------------------------------------------------------------------------------

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Guy G. Rutherfurd Jr.
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


MORGAN STANLEY
DEAN WITTER
MARKET LEADER
TRUST


ANNUAL REPORT
AUGUST 31, 1998